CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2013	$ 17,768	$ 1,244,520	$ (1,164,833)	$ 97,455
Balance (in Shares) at Dec. 31, 2013	1,776,858
Common shares issued under private placement offering net of expenses	$ 5,927	371,154		377,081
Common shares issued under private placement offering net of expenses (in Shares)	592,710
Legal & administrative expense- public offering		(28,000)		(28,000)
Net (loss) for the period			(637,187)	(637,187)
Balance at Dec. 31, 2014	$ 23,695	1,587,674	(1,802,020)	(190,651)
Balance (in Shares) at Dec. 31, 2014	2,369,568
Common shares issued under private placement offering net of expenses	$ 6,926	298,353		305,279
Common shares issued under private placement offering net of expenses (in Shares)	692,538
Legal & administrative expense- public offering		(58,616)		(58,616)
Net (loss) for the period			(214,823)	(214,823)
Balance at Dec. 31, 2015	$ 30,621	$ 1,827,411	$ (2,016,843)	(158,811)
Balance (in Shares) at Dec. 31, 2015	3,062,106
Net (loss) for the period				(1,108,974)
Balance at Sep. 30, 2016				$ (1,158,111)